Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities	¥ 41,258,976		¥ 38,548,941
Debt securities | Agency mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities	980,284	[1]	764,968	[1]
U.S. agency securities | Debt securities | Agency mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities	150,253		82,632
Japanese agency securities | Debt securities | Agency mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities	¥ 830,031		¥ 682,336

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥82,632 million and ¥682,336 million, respectively, at March 31, 2011, and ¥150,253 million and ¥830,031 million, respectively, at March 31, 2012. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.